Provisions	12 Months Ended
Dec. 31, 2024
Text block 1 [Abstract]
Provisions
32 Provisions

	2024	2023

On January 1	83	100

Additional provisions	45	77

Disposal of a business	(1)	(13)

Unused amounts reversed through the income statement	(2)	(25)

Used during the year	(32)	(54)

Net exchange differences	5	(2)

On December 31	98	83

Current	91	78

Non-current	7	5
The provisions on December 31, 2024 consisted of litigation provisions of EUR 67 million (2023: EUR 65 million) mainly related to a settlement in the United States in a case alleging mischaracterization of agents as independent contractors instead of employees (see note
39 Commitments and contingencies
), restructuring provisions of EUR 7 million (2023: EUR 9 million) and other provisions of EUR 24 million (2023: EUR 9 million).